Schedule of Investments(a)
May 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.80%
Advertising–0.40%
Interpublic Group of Cos., Inc. (The)	461,516	$15,548,474
Omnicom Group, Inc.	175,694	14,449,075
		29,997,549
Aerospace & Defense–2.23%
Boeing Co. (The)(b)	50,765	12,539,970
General Dynamics Corp.	77,517	14,721,253
Howmet Aerospace, Inc.(b)	433,137	15,367,701
Huntington Ingalls Industries, Inc.	70,047	15,144,862
L3Harris Technologies, Inc.	71,167	15,518,676
Lockheed Martin Corp.	40,170	15,352,974
Northrop Grumman Corp.	45,281	16,566,959
Raytheon Technologies Corp.	174,038	15,438,911
Teledyne Technologies, Inc.(b)	34,593	14,510,726
Textron, Inc.	248,193	16,993,775
TransDigm Group, Inc.(b)	22,045	14,303,678
		166,459,485
Agricultural & Farm Machinery–0.18%
Deere & Co.	36,985	13,355,283
Agricultural Products–0.21%
Archer-Daniels-Midland Co.	234,601	15,608,005
Air Freight & Logistics–0.86%
C.H. Robinson Worldwide, Inc.	142,468	13,822,245
Expeditors International of Washington, Inc.	136,056	17,100,879
FedEx Corp.	50,576	15,921,830
United Parcel Service, Inc., Class B	81,493	17,488,398
		64,333,352
Airlines–0.92%
Alaska Air Group, Inc.(b)	200,904	13,902,557
American Airlines Group, Inc.(b)(c)	584,745	14,174,219
Delta Air Lines, Inc.(b)	274,242	13,075,859
Southwest Airlines Co.(b)	223,914	13,761,754
United Airlines Holdings, Inc.(b)(c)	242,770	14,165,629
		69,080,018
Alternative Carriers–0.18%
Lumen Technologies, Inc.	974,019	13,480,423
Apparel Retail–0.78%
Gap, Inc. (The)	443,541	14,836,446
L Brands, Inc.(b)	224,725	15,701,536
Ross Stores, Inc.	111,446	14,085,660
TJX Cos., Inc. (The)	204,451	13,808,621
		58,432,263
Apparel, Accessories & Luxury Goods–1.10%
Hanesbrands, Inc.	667,260	13,038,260
PVH Corp.(b)	127,359	14,623,360
Ralph Lauren Corp.(b)	110,223	13,676,470
Tapestry, Inc.(b)	306,332	13,751,243
Under Armour, Inc., Class A(b)	314,458	7,100,462
Shares		Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class C(b)	324,600	$6,186,876
VF Corp.	172,784	13,774,341
		82,151,012
Application Software–2.05%
Adobe, Inc.(b)	30,757	15,519,367
ANSYS, Inc.(b)	43,125	14,573,663
Autodesk, Inc.(b)	50,970	14,570,284
Cadence Design Systems, Inc.(b)	108,681	13,801,400
Citrix Systems, Inc.	102,379	11,769,490
Intuit, Inc.	34,513	15,154,313
Paycom Software, Inc.(b)	35,559	11,720,246
PTC, Inc.(b)	93,740	12,574,284
salesforce.com, inc.(b)	64,396	15,332,688
Synopsys, Inc.(b)	59,557	15,147,727
Tyler Technologies, Inc.(b)	33,183	13,378,058
		153,541,520
Asset Management & Custody Banks–1.67%
Ameriprise Financial, Inc.	60,604	15,747,343
Bank of New York Mellon Corp. (The)	292,874	15,252,878
BlackRock, Inc.	19,080	16,733,923
Franklin Resources, Inc.	474,003	16,215,643
Invesco Ltd.(d)	531,524	15,164,380
Northern Trust Corp.	133,478	16,176,199
State Street Corp.	163,073	14,184,090
T. Rowe Price Group, Inc.	78,664	15,052,356
		124,526,812
Auto Parts & Equipment–0.37%
Aptiv PLC(b)	90,560	13,622,036
BorgWarner, Inc.	271,518	13,926,158
		27,548,194
Automobile Manufacturers–0.55%
Ford Motor Co.(b)	1,022,101	14,851,127
General Motors Co.(b)(e)	230,602	13,677,005
Tesla, Inc.(b)(c)	19,699	12,316,209
		40,844,341
Automotive Retail–0.75%
Advance Auto Parts, Inc.	76,098	14,438,074
AutoZone, Inc.(b)	10,630	14,952,158
CarMax, Inc.(b)	102,165	11,768,386
O’Reilly Automotive, Inc.(b)	28,314	15,151,388
		56,310,006
Biotechnology–1.54%
AbbVie, Inc.	126,275	14,294,330
Alexion Pharmaceuticals, Inc.(b)	90,148	15,915,629
Amgen, Inc.	59,323	14,115,315
Biogen, Inc.(b)	51,349	13,734,830
Gilead Sciences, Inc.	221,987	14,675,561
Incyte Corp.(b)	172,959	14,490,505
Regeneron Pharmaceuticals, Inc.(b)	28,986	14,563,436

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Biotechnology–(continued)
Vertex Pharmaceuticals, Inc.(b)	63,759	$13,302,040
		115,091,646
Brewers–0.23%
Molson Coors Beverage Co., Class B(b)(c)	293,062	17,091,376
Broadcasting–0.33%
Discovery, Inc., Class A(b)(c)	75,520	2,424,947
Discovery, Inc., Class C(b)	138,962	4,175,808
Fox Corp., Class A	223,613	8,351,946
Fox Corp., Class B	102,483	3,718,083
ViacomCBS, Inc., Class B	143,938	6,105,850
		24,776,634
Building Products–1.44%
A.O. Smith Corp.	212,264	15,085,602
Allegion PLC	116,511	16,367,465
Carrier Global Corp.	345,176	15,853,934
Fortune Brands Home & Security, Inc.	152,619	15,744,176
Johnson Controls International PLC	221,088	14,711,196
Masco Corp.	240,420	14,499,730
Trane Technologies PLC	83,489	15,562,350
		107,824,453
Cable & Satellite–0.60%
Charter Communications, Inc., Class A(b)(c)	21,895	15,206,735
Comcast Corp., Class A	239,368	13,725,361
DISH Network Corp., Class A(b)	366,662	15,957,130
		44,889,226
Casinos & Gaming–0.86%
Caesars Entertainment, Inc.(b)	135,813	14,593,107
Las Vegas Sands Corp.(b)	218,823	12,637,028
MGM Resorts International	350,577	15,029,236
Penn National Gaming, Inc.(b)	104,740	8,585,538
Wynn Resorts Ltd.(b)	99,712	13,149,021
		63,993,930
Commodity Chemicals–0.38%
Dow, Inc.	212,395	14,532,066
LyondellBasell Industries N.V., Class A	125,683	14,154,419
		28,686,485
Communications Equipment–0.99%
Arista Networks, Inc.(b)	48,873	16,586,519
Cisco Systems, Inc.	279,915	14,807,503
F5 Networks, Inc.(b)	69,659	12,916,868
Juniper Networks, Inc.	538,011	14,165,830
Motorola Solutions, Inc.	76,297	15,664,537
		74,141,257
Computer & Electronics Retail–0.19%
Best Buy Co., Inc.	123,124	14,311,934
Construction & Engineering–0.20%
Quanta Services, Inc.	154,168	14,699,919
Construction Machinery & Heavy Trucks–0.73%
Caterpillar, Inc.	59,675	14,386,449
Cummins, Inc.	49,888	12,835,185
PACCAR, Inc.	140,955	12,905,840
Shares		Value
Construction Machinery & Heavy Trucks–(continued)
Wabtec Corp.	175,019	$14,484,572
		54,612,046
Construction Materials–0.39%
Martin Marietta Materials, Inc.	39,745	14,453,269
Vulcan Materials Co.	79,479	14,570,091
		29,023,360
Consumer Electronics–0.20%
Garmin Ltd.	107,214	15,250,119
Consumer Finance–0.83%
American Express Co.	91,998	14,731,640
Capital One Financial Corp.	103,097	16,575,935
Discover Financial Services	133,622	15,668,516
Synchrony Financial	320,035	15,172,859
		62,148,950
Copper–0.21%
Freeport-McMoRan, Inc.	365,193	15,601,045
Data Processing & Outsourced Services–2.20%
Automatic Data Processing, Inc.	74,768	14,656,023
Broadridge Financial Solutions, Inc.	94,859	15,128,113
Fidelity National Information Services, Inc.	93,414	13,916,818
Fiserv, Inc.(b)	110,090	12,682,368
FleetCor Technologies, Inc.(b)	48,141	13,211,816
Global Payments, Inc.	63,542	12,308,721
Jack Henry & Associates, Inc.	90,686	13,979,247
Mastercard, Inc., Class A	35,707	12,875,230
Paychex, Inc.	143,470	14,510,556
PayPal Holdings, Inc.(b)	54,585	14,193,192
Visa, Inc., Class A	60,909	13,844,616
Western Union Co. (The)	553,258	13,538,223
		164,844,923
Distillers & Vintners–0.40%
Brown-Forman Corp., Class B	190,036	15,271,293
Constellation Brands, Inc., Class A	59,573	14,280,839
		29,552,132
Distributors–0.66%
Genuine Parts Co.	119,255	15,636,716
LKQ Corp.(b)	317,913	16,200,846
Pool Corp.	39,906	17,420,964
		49,258,526
Diversified Banks–1.00%
Bank of America Corp.	360,187	15,268,327
Citigroup, Inc.	181,770	14,307,117
JPMorgan Chase & Co.	87,515	14,373,463
U.S. Bancorp	250,100	15,201,078
Wells Fargo & Co.	341,893	15,973,241
		75,123,226
Diversified Chemicals–0.20%
Eastman Chemical Co.	116,481	14,606,717
Diversified Support Services–0.39%
Cintas Corp.	38,141	13,484,369
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Diversified Support Services–(continued)
Copart, Inc.(b)	124,288	$16,034,395
		29,518,764
Drug Retail–0.18%
Walgreens Boots Alliance, Inc.	256,822	13,524,246
Electric Utilities–2.86%
Alliant Energy Corp.	267,322	15,277,452
American Electric Power Co., Inc.	168,626	14,501,836
Duke Energy Corp.	149,513	14,984,193
Edison International	234,722	13,113,918
Entergy Corp.	142,706	15,021,234
Evergy, Inc.	236,919	14,686,609
Eversource Energy	166,450	13,514,076
Exelon Corp.	320,861	14,477,248
FirstEnergy Corp.	391,225	14,831,340
NextEra Energy, Inc.(e)	180,593	13,223,019
NRG Energy, Inc.	329,289	10,586,641
Pinnacle West Capital Corp.	174,461	14,755,911
PPL Corp.	493,161	14,355,917
Southern Co. (The)	228,367	14,597,219
Xcel Energy, Inc.	220,127	15,602,602
		213,529,215
Electrical Components & Equipment–0.95%
AMETEK, Inc.	112,409	15,186,456
Eaton Corp. PLC	97,077	14,100,434
Emerson Electric Co.	148,216	14,182,789
Generac Holdings, Inc.(b)	41,499	13,641,552
Rockwell Automation, Inc.	51,521	13,587,118
		70,698,349
Electronic Components–0.39%
Amphenol Corp., Class A	213,223	14,341,379
Corning, Inc.	335,350	14,631,320
		28,972,699
Electronic Equipment & Instruments–0.58%
Keysight Technologies, Inc.(b)	100,474	14,305,488
Trimble, Inc.(b)	184,994	14,390,683
Zebra Technologies Corp., Class A(b)	28,900	14,364,745
		43,060,916
Electronic Manufacturing Services–0.37%
IPG Photonics Corp.(b)	64,823	13,564,861
TE Connectivity Ltd.	104,149	14,130,936
		27,695,797
Environmental & Facilities Services–0.61%
Republic Services, Inc.	142,083	15,512,622
Rollins, Inc.	413,604	14,099,760
Waste Management, Inc.	112,205	15,785,000
		45,397,382
Fertilizers & Agricultural Chemicals–0.77%
CF Industries Holdings, Inc.	277,416	14,750,209
Corteva, Inc.	291,375	13,257,562
FMC Corp.	124,108	14,482,162
Mosaic Co. (The)(e)	411,611	14,875,622
		57,365,555
Shares		Value
Financial Exchanges & Data–1.56%
Cboe Global Markets, Inc.	130,970	$14,576,961
CME Group, Inc., Class A	65,338	14,293,341
Intercontinental Exchange, Inc.	118,500	13,376,280
MarketAxess Holdings, Inc.	26,332	12,284,931
Moody’s Corp.	46,857	15,713,495
MSCI, Inc.	32,808	15,358,409
Nasdaq, Inc.	94,623	15,845,567
S&P Global, Inc.	39,540	15,004,244
		116,453,228
Food Distributors–0.18%
Sysco Corp.	163,855	13,272,255
Food Retail–0.19%
Kroger Co. (The)	385,378	14,251,278
Footwear–0.18%
NIKE, Inc., Class B	97,298	13,277,285
Gas Utilities–0.20%
Atmos Energy Corp.	149,480	14,823,932
General Merchandise Stores–0.59%
Dollar General Corp.	71,189	14,448,519
Dollar Tree, Inc.(b)	125,822	12,267,645
Target Corp.	75,915	17,226,632
		43,942,796
Gold–0.23%
Newmont Corp.	231,657	17,022,156
Health Care Distributors–0.76%
AmerisourceBergen Corp.	121,020	13,885,835
Cardinal Health, Inc.	238,282	13,360,472
Henry Schein, Inc.(b)	203,386	15,465,471
McKesson Corp.	72,863	14,018,113
		56,729,891
Health Care Equipment–3.27%
Abbott Laboratories	117,090	13,658,549
ABIOMED, Inc.(b)	45,019	12,811,507
Baxter International, Inc.	175,288	14,394,651
Becton, Dickinson and Co.	57,360	13,874,810
Boston Scientific Corp.(b)	351,750	14,966,963
Danaher Corp.	63,655	16,304,592
DexCom, Inc.(b)	38,201	14,111,067
Edwards Lifesciences Corp.(b)	166,510	15,968,309
Hologic, Inc.(b)	193,070	12,174,994
IDEXX Laboratories, Inc.(b)	27,455	15,322,910
Intuitive Surgical, Inc.(b)	18,618	15,679,707
Medtronic PLC	115,019	14,560,255
ResMed, Inc.	73,819	15,195,641
STERIS PLC	74,249	14,171,164
Stryker Corp.	56,760	14,489,125
Teleflex, Inc.	32,268	12,977,867
Zimmer Biomet Holdings, Inc.	83,755	14,098,479
		244,760,590
Health Care Facilities–0.42%
HCA Healthcare, Inc.	72,140	15,494,951
Universal Health Services, Inc., Class B	99,356	15,860,198
		31,355,149
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Health Care REITs–0.56%
Healthpeak Properties, Inc.	430,274	$14,362,546
Ventas, Inc.	241,654	13,399,714
Welltower, Inc.	184,370	13,785,345
		41,547,605
Health Care Services–1.02%
Cigna Corp.	56,130	14,529,250
CVS Health Corp.	184,868	15,979,990
DaVita, Inc.(b)	126,019	15,131,101
Laboratory Corp. of America Holdings(b)	57,247	15,713,157
Quest Diagnostics, Inc.	112,131	14,764,289
		76,117,787
Health Care Supplies–0.82%
Align Technology, Inc.(b)	25,475	15,034,071
Cooper Cos., Inc. (The)	36,307	14,284,989
DENTSPLY SIRONA, Inc.	217,326	14,543,456
West Pharmaceutical Services, Inc.	49,852	17,324,069
		61,186,585
Health Care Technology–0.20%
Cerner Corp.	191,770	15,006,002
Home Furnishings–0.41%
Leggett & Platt, Inc.	277,810	15,287,884
Mohawk Industries, Inc.(b)	72,289	15,229,847
		30,517,731
Home Improvement Retail–0.42%
Home Depot, Inc. (The)	50,038	15,957,619
Lowe’s Cos., Inc.	79,659	15,519,963
		31,477,582
Homebuilding–0.84%
D.R. Horton, Inc.	169,359	16,138,219
Lennar Corp., Class A	155,448	15,390,906
NVR, Inc.(b)	3,011	14,715,450
PulteGroup, Inc.	285,114	16,476,738
		62,721,313
Hotel & Resort REITs–0.18%
Host Hotels & Resorts, Inc.(b)	793,122	13,617,905
Hotels, Resorts & Cruise Lines–1.29%
Booking Holdings, Inc.(b)	5,692	13,441,943
Carnival Corp.(b)	480,165	14,193,678
Expedia Group, Inc.(b)	78,272	13,850,230
Hilton Worldwide Holdings, Inc.(b)	108,370	13,575,510
Marriott International, Inc., Class A(b)	90,982	13,063,196
Norwegian Cruise Line Holdings Ltd.(b)	444,696	14,185,802
Royal Caribbean Cruises Ltd.(b)	151,468	14,127,420
		96,437,779
Household Appliances–0.21%
Whirlpool Corp.	65,750	15,588,667
Household Products–0.93%
Church & Dwight Co., Inc.	164,843	14,131,991
Clorox Co. (The)	72,308	12,778,993
Colgate-Palmolive Co.	180,976	15,162,169
Kimberly-Clark Corp.	102,387	13,374,814
Shares		Value
Household Products–(continued)
Procter & Gamble Co. (The)	106,645	$14,381,078
		69,829,045
Housewares & Specialties–0.21%
Newell Brands, Inc.	538,011	15,435,536
Human Resource & Employment Services–0.21%
Robert Half International, Inc.	174,238	15,470,592
Hypermarkets & Super Centers–0.40%
Costco Wholesale Corp.	41,268	15,610,446
Walmart, Inc.	101,890	14,471,437
		30,081,883
Independent Power Producers & Energy Traders–0.16%
AES Corp. (The)	480,333	12,205,262
Industrial Conglomerates–0.81%
3M Co.	73,899	15,004,453
General Electric Co.	1,086,287	15,273,195
Honeywell International, Inc.	63,744	14,719,127
Roper Technologies, Inc.	35,369	15,916,404
		60,913,179
Industrial Gases–0.40%
Air Products and Chemicals, Inc.	50,009	14,985,697
Linde PLC (United Kingdom)	50,896	15,299,338
		30,285,035
Industrial Machinery–2.22%
Dover Corp.	100,607	15,141,354
Fortive Corp.	202,182	14,662,239
IDEX Corp.	68,550	15,263,343
Illinois Tool Works, Inc.	63,266	14,662,528
Ingersoll Rand, Inc.(b)	275,514	13,676,515
Otis Worldwide Corp.	207,053	16,218,461
Parker-Hannifin Corp.	43,722	13,472,934
Pentair PLC	229,595	15,835,167
Snap-on, Inc.	62,874	16,008,978
Stanley Black & Decker, Inc.	71,750	15,555,400
Xylem, Inc.	134,146	15,845,326
		166,342,245
Industrial REITs–0.42%
Duke Realty Corp.	335,514	15,587,980
Prologis, Inc.	134,915	15,898,384
		31,486,364
Insurance Brokers–0.84%
Aon PLC, Class A	59,937	15,186,238
Arthur J. Gallagher & Co.	108,327	15,881,821
Marsh & McLennan Cos., Inc.	115,918	16,037,255
Willis Towers Watson PLC	61,346	16,033,391
		63,138,705
Integrated Oil & Gas–0.50%
Chevron Corp.	122,495	12,713,756
Exxon Mobil Corp.	220,518	12,871,636
Occidental Petroleum Corp.	446,147	11,581,976
		37,167,368
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Integrated Telecommunication Services–0.37%
AT&T, Inc.	458,419	$13,491,271
Verizon Communications, Inc.	245,650	13,876,769
		27,368,040
Interactive Home Entertainment–0.59%
Activision Blizzard, Inc.	146,885	14,284,566
Electronic Arts, Inc.	104,725	14,968,344
Take-Two Interactive Software, Inc.(b)	80,267	14,894,345
		44,147,255
Interactive Media & Services–0.59%
Alphabet, Inc., Class A(b)	3,382	7,970,867
Alphabet, Inc., Class C(b)	3,266	7,876,155
Facebook, Inc., Class A(b)	50,914	16,736,959
Twitter, Inc.(b)	200,668	11,638,744
		44,222,725
Internet & Direct Marketing Retail–0.53%
Amazon.com, Inc.(b)	4,423	14,255,638
eBay, Inc.	244,902	14,909,634
Etsy, Inc.(b)	61,796	10,179,655
		39,344,927
Internet Services & Infrastructure–0.43%
Akamai Technologies, Inc.(b)	140,087	15,999,336
VeriSign, Inc.(b)	72,650	15,977,188
		31,976,524
Investment Banking & Brokerage–0.79%
Charles Schwab Corp. (The)	202,003	14,917,922
Goldman Sachs Group, Inc. (The)	39,177	14,574,627
Morgan Stanley	162,028	14,736,447
Raymond James Financial, Inc.	114,117	15,130,773
		59,359,769
IT Consulting & Other Services–1.03%
Accenture PLC, Class A	51,577	14,552,966
Cognizant Technology Solutions Corp., Class A	175,716	12,574,237
DXC Technology Co.(b)	470,899	17,856,490
Gartner, Inc.(b)	73,148	16,958,633
International Business Machines Corp.	107,088	15,392,829
		77,335,155
Leisure Products–0.18%
Hasbro, Inc.	144,014	13,821,024
Life & Health Insurance–1.39%
Aflac, Inc.	263,610	14,941,415
Globe Life, Inc.	134,781	14,208,613
Lincoln National Corp.	217,603	15,186,513
MetLife, Inc.	223,694	14,620,640
Principal Financial Group, Inc.	222,023	14,518,084
Prudential Financial, Inc.	145,579	15,572,585
Unum Group	470,574	14,573,677
		103,621,527
Life Sciences Tools & Services–1.87%
Agilent Technologies, Inc.	112,528	15,543,493
Bio-Rad Laboratories, Inc., Class A(b)	24,404	14,700,237
Charles River Laboratories International, Inc.(b)	44,940	15,189,271
Shares		Value
Life Sciences Tools & Services–(continued)
Illumina, Inc.(b)	33,732	$13,683,048
IQVIA Holdings, Inc.(b)	73,152	17,568,184
Mettler-Toledo International, Inc.(b)	12,803	16,656,063
PerkinElmer, Inc.(c)	111,011	16,104,366
Thermo Fisher Scientific, Inc.	30,335	14,242,283
Waters Corp.(b)	50,834	16,381,256
		140,068,201
Managed Health Care–0.84%
Anthem, Inc.	39,990	15,924,818
Centene Corp.(b)	217,257	15,990,115
Humana, Inc.	33,615	14,713,286
UnitedHealth Group, Inc.	38,384	15,811,137
		62,439,356
Metal & Glass Containers–0.18%
Ball Corp.	161,454	13,265,061
Movies & Entertainment–0.53%
Live Nation Entertainment, Inc.(b)(c)	155,502	14,012,285
Netflix, Inc.(b)	26,380	13,264,128
Walt Disney Co. (The)(b)	69,312	12,382,589
		39,659,002
Multi-line Insurance–0.63%
American International Group, Inc.	282,111	14,906,745
Assurant, Inc.	100,275	16,159,316
Hartford Financial Services Group, Inc. (The)	246,447	16,105,312
		47,171,373
Multi-Sector Holdings–0.20%
Berkshire Hathaway, Inc., Class B(b)	52,556	15,211,809
Multi-Utilities–1.99%
Ameren Corp.	176,785	14,885,297
CenterPoint Energy, Inc.	622,007	15,736,777
CMS Energy Corp.	237,496	14,900,499
Consolidated Edison, Inc.	192,635	14,879,128
Dominion Energy, Inc.	185,824	14,148,639
DTE Energy Co.	107,298	14,806,051
NiSource, Inc.	606,009	15,453,230
Public Service Enterprise Group, Inc.	236,878	14,714,861
Sempra Energy	106,140	14,380,909
WEC Energy Group, Inc.	154,430	14,502,521
		148,407,912
Office REITs–0.57%
Alexandria Real Estate Equities, Inc.	83,581	14,899,149
Boston Properties, Inc.	125,844	14,794,220
Vornado Realty Trust	278,660	13,175,045
		42,868,414
Oil & Gas Equipment & Services–0.73%
Baker Hughes Co., Class A	560,751	13,682,324
Halliburton Co.	568,921	12,772,277
NOV, Inc.(b)	818,292	13,190,867
Schlumberger Ltd.	471,061	14,758,341
		54,403,809
Oil & Gas Exploration & Production–1.65%
APA Corp.	643,688	13,388,710
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Cabot Oil & Gas Corp.	726,888	$11,920,963
ConocoPhillips	230,875	12,868,973
Devon Energy Corp.	563,526	14,967,251
Diamondback Energy, Inc.	166,632	13,342,224
EOG Resources, Inc.	182,207	14,638,510
Hess Corp.	188,515	15,801,327
Marathon Oil Corp.	1,120,122	13,564,678
Pioneer Natural Resources Co.	82,506	12,556,588
		123,049,224
Oil & Gas Refining & Marketing–0.69%
HollyFrontier Corp.	332,980	10,811,861
Marathon Petroleum Corp.	236,631	14,623,796
Phillips 66	154,133	12,981,081
Valero Energy Corp.	165,803	13,330,561
		51,747,299
Oil & Gas Storage & Transportation–0.59%
Kinder Morgan, Inc.	835,810	15,328,755
ONEOK, Inc.	264,835	13,967,398
Williams Cos., Inc. (The)	571,061	15,041,747
		44,337,900
Packaged Foods & Meats–2.34%
Campbell Soup Co.	284,935	13,867,787
Conagra Brands, Inc.	368,541	14,041,412
General Mills, Inc.	232,604	14,621,487
Hershey Co. (The)	89,645	15,513,067
Hormel Foods Corp.	282,111	13,693,668
JM Smucker Co. (The)	112,528	14,998,857
Kellogg Co.	225,355	14,758,499
Kraft Heinz Co. (The)	358,580	15,630,502
Lamb Weston Holdings, Inc.	169,295	13,965,145
McCormick & Co., Inc.	157,418	14,019,647
Mondelez International, Inc., Class A	240,293	15,265,814
Tyson Foods, Inc., Class A	180,976	14,387,592
		174,763,477
Paper Packaging–1.25%
Amcor PLC	1,161,044	13,700,319
Avery Dennison Corp.	75,588	16,669,422
International Paper Co.	252,971	15,962,470
Packaging Corp. of America	99,588	14,803,756
Sealed Air Corp.	296,302	16,847,732
Westrock Co.	264,989	15,454,158
		93,437,857
Personal Products–0.19%
Estee Lauder Cos., Inc. (The), Class A	47,252	14,483,683
Pharmaceuticals–1.75%
Bristol-Myers Squibb Co.	225,355	14,810,331
Catalent, Inc.(b)	129,212	13,545,294
Eli Lilly and Co.	65,674	13,117,725
Johnson & Johnson	85,624	14,491,862
Merck & Co., Inc.	183,183	13,901,758
Perrigo Co. PLC	333,061	15,367,434
Pfizer, Inc.	391,113	15,147,806
Viatris, Inc.	951,636	14,502,933
Zoetis, Inc.	89,569	15,825,051
		130,710,194
Shares		Value
Property & Casualty Insurance–1.37%
Allstate Corp. (The)	118,071	$16,129,679
Chubb Ltd.	78,067	13,270,609
Cincinnati Financial Corp.	126,991	15,456,075
Loews Corp.	264,989	15,470,058
Progressive Corp. (The)	146,878	14,552,672
Travelers Cos., Inc. (The)	86,892	13,876,653
W.R. Berkley Corp.	178,401	13,913,494
		102,669,240
Publishing–0.19%
News Corp., Class A	402,219	10,855,891
News Corp., Class B	125,283	3,218,520
		14,074,411
Railroads–0.84%
CSX Corp.	145,610	14,578,473
Kansas City Southern	63,398	18,872,317
Norfolk Southern Corp.	52,270	14,682,643
Union Pacific Corp.	63,830	14,344,516
		62,477,949
Real Estate Services–0.20%
CBRE Group, Inc., Class A(b)	172,370	15,130,639
Regional Banks–2.50%
Citizens Financial Group, Inc.	300,472	14,993,553
Comerica, Inc.	192,201	15,085,856
Fifth Third Bancorp	349,590	14,731,723
First Republic Bank	78,465	15,021,340
Huntington Bancshares, Inc.	818,292	12,978,111
KeyCorp	641,873	14,788,754
M&T Bank Corp.	86,732	13,936,965
People’s United Financial, Inc.	740,677	14,006,202
PNC Financial Services Group, Inc. (The)	75,329	14,665,050
Regions Financial Corp.	625,137	14,634,457
SVB Financial Group(b)	24,911	14,520,373
Truist Financial Corp.	228,063	14,089,732
Zions Bancorporation N.A.	231,383	13,392,448
		186,844,564
Reinsurance–0.19%
Everest Re Group Ltd.	54,053	14,051,618
Research & Consulting Services–1.23%
Equifax, Inc.	80,136	18,835,165
IHS Markit Ltd.	144,563	15,223,929
Jacobs Engineering Group, Inc.	108,061	15,353,307
Leidos Holdings, Inc.	143,953	14,791,171
Nielsen Holdings PLC	522,780	14,224,844
Verisk Analytics, Inc.	79,561	13,750,528
		92,178,944
Residential REITs–0.98%
AvalonBay Communities, Inc.	71,738	14,845,462
Equity Residential	186,077	14,411,663
Essex Property Trust, Inc.	47,476	14,019,188
Mid-America Apartment Communities, Inc.	96,386	15,489,230
UDR, Inc.	302,668	14,416,077
		73,181,620
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Restaurants–1.17%
Chipotle Mexican Grill, Inc.(b)	9,403	$12,900,728
Darden Restaurants, Inc.	93,979	13,460,612
Domino’s Pizza, Inc.	37,843	16,154,041
McDonald’s Corp.	64,357	15,052,459
Starbucks Corp.	126,756	14,434,973
Yum! Brands, Inc.	130,383	15,642,049
		87,644,862
Retail REITs–0.98%
Federal Realty Investment Trust	123,815	14,157,007
Kimco Realty Corp.	694,032	14,789,822
Realty Income Corp.	217,154	14,853,334
Regency Centers Corp.	231,031	14,924,602
Simon Property Group, Inc.	115,957	14,899,315
		73,624,080
Semiconductor Equipment–1.02%
Applied Materials, Inc.	119,569	16,516,066
Enphase Energy, Inc.(b)	82,967	11,868,429
KLA Corp.	46,439	14,716,055
Lam Research Corp.	26,038	16,920,794
Teradyne, Inc.	121,116	16,029,703
		76,051,047
Semiconductors–2.90%
Advanced Micro Devices, Inc.(b)	168,606	13,501,969
Analog Devices, Inc.	91,383	15,041,642
Broadcom, Inc.	30,289	14,306,403
Intel Corp.	217,257	12,409,720
Maxim Integrated Products, Inc.(b)	155,325	15,844,703
Microchip Technology, Inc.	92,679	14,545,969
Micron Technology, Inc.(b)	155,696	13,100,261
Monolithic Power Systems, Inc.	41,286	14,166,052
NVIDIA Corp.	26,574	17,267,254
NXP Semiconductors N.V. (China)	74,483	15,747,196
Qorvo, Inc.(b)	79,179	14,467,587
QUALCOMM, Inc.	105,135	14,144,863
Skyworks Solutions, Inc.	79,307	13,482,190
Texas Instruments, Inc.	78,732	14,944,908
Xilinx, Inc.	108,932	13,834,364
		216,805,081
Soft Drinks–0.60%
Coca-Cola Co. (The)	271,356	15,003,273
Monster Beverage Corp.(b)	153,648	14,484,397
PepsiCo, Inc.	102,718	15,196,101
		44,683,771
Specialized REITs–1.88%
American Tower Corp.	63,501	16,221,965
Crown Castle International Corp.	86,120	16,319,740
Digital Realty Trust, Inc.	101,837	15,434,416
Equinix, Inc.	20,457	15,071,081
Extra Space Storage, Inc.	103,754	15,543,387
Iron Mountain, Inc.(c)	370,640	16,137,666
Public Storage	56,225	15,882,438
SBA Communications Corp., Class A	52,354	15,607,774
Weyerhaeuser Co.	380,548	14,445,602
		140,664,069
Shares		Value
Specialty Chemicals–1.42%
Albemarle Corp.	86,887	$14,517,080
Celanese Corp.	92,335	15,276,826
DuPont de Nemours, Inc.	177,336	15,000,852
Ecolab, Inc.	63,643	13,688,336
International Flavors & Fragrances, Inc.	101,346	14,357,688
PPG Industries, Inc.	94,050	16,902,666
Sherwin-Williams Co. (The)	57,894	16,414,686
		106,158,134
Specialty Stores–0.39%
Tractor Supply Co.	79,915	14,520,556
Ulta Beauty, Inc.(b)	42,953	14,834,248
		29,354,804
Steel–0.27%
Nucor Corp.	195,893	20,086,869
Systems Software–1.03%
Fortinet, Inc.(b)	72,554	15,855,951
Microsoft Corp.	57,966	14,472,951
NortonLifeLock, Inc.	636,196	17,597,181
Oracle Corp.	203,477	16,021,779
ServiceNow, Inc.(b)	27,934	13,237,364
		77,185,226
Technology Distributors–0.19%
CDW Corp.	85,377	14,123,063
Technology Hardware, Storage & Peripherals–1.19%
Apple, Inc.	112,910	14,069,715
Hewlett Packard Enterprise Co.	864,357	13,795,138
HP, Inc.	451,304	13,191,616
NetApp, Inc.	202,271	15,649,707
Seagate Technology Holdings PLC (Ireland)	177,982	17,041,777
Western Digital Corp.(b)	199,584	15,014,704
		88,762,657
Tobacco–0.39%
Altria Group, Inc.	280,894	13,825,603
Philip Morris International, Inc.	155,785	15,022,347
		28,847,950
Trading Companies & Distributors–0.61%
Fastenal Co.	289,830	15,372,583
United Rentals, Inc.(b)	42,992	14,357,609
W.W. Grainger, Inc.	34,595	15,988,425
		45,718,617
Trucking–0.40%
J.B. Hunt Transport Services, Inc.	83,925	14,396,495
Old Dominion Freight Line, Inc.	58,447	15,514,756
		29,911,251
Water Utilities–0.20%
American Water Works Co., Inc.	98,221	15,226,219
Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.(b)	107,501	15,206,016
Total Common Stocks & Other Equity Interests (Cost $3,367,193,684)		7,311,306,038
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Money Market Funds–2.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(f)	55,201,549	$55,201,549
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(f)	39,388,296	39,404,051
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(f)	63,087,485	63,087,485
Total Money Market Funds (Cost $157,693,081)		157,693,085
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $3,524,886,765)		7,468,999,123
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.07%
Invesco Private Government Fund, 0.01%(d)(f)(g)	32,098,620	$32,098,620
Invesco Private Prime Fund, 0.09%(d)(f)(g)	48,128,679	48,147,930
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $80,246,550)		80,246,550
TOTAL INVESTMENTS IN SECURITIES–100.98% (Cost $3,605,133,315)		7,549,245,673
OTHER ASSETS LESS LIABILITIES—(0.98)%		(73,585,070)
NET ASSETS–100.00%		$7,475,660,603
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2021	Dividend Income
Invesco Ltd.	$10,771,414	$351,890	$(10,754,771)	$15,181,661	$(385,814)	$15,164,380	$359,835
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	23,859,282	270,966,430	(239,624,163)	-	-	55,201,549	8,446
Invesco Liquid Assets Portfolio, Institutional Class	17,021,275	193,547,450	(171,160,116)	4	(4,562)	39,404,051	10,470
Invesco Treasury Portfolio, Institutional Class	27,267,751	309,675,920	(273,856,186)	-	-	63,087,485	4,239
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,203,085	162,636,575	(136,741,040)	-	-	32,098,620	1,108*
Invesco Private Prime Fund	2,067,695	207,575,002	(161,496,459)	-	2,376	48,147,930	10,253*
Total	$87,190,502	$1,144,753,267	$(993,632,735)	$15,181,665	$(388,000)	$253,104,015	$394,351

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	786	June-2021	$165,154,320	$8,705,078	$8,705,078
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,311,306,038	$—	$—	$7,311,306,038
Money Market Funds	157,693,085	80,246,550	—	237,939,635
Total Investments in Securities	7,468,999,123	80,246,550	—	7,549,245,673
Other Investments - Assets*
Futures Contracts	8,705,078	—	—	8,705,078
Total Investments	$7,477,704,201	$80,246,550	$—	$7,557,950,751

*	Unrealized appreciation.
Invesco Equally-Weighted S&P 500 Fund